Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator [Abstract]
Net income									$ 106.8	$ 219.6	$ 157.2
Denominator [Abstract]
Denominator for basic earnings per common share-weighted average shares (in shares)									61.5	67.1	70.3
Effect of dilutive securities [Abstract]
Employee stock-based compensation (in shares)									1.4	2.0	2.4
Denominator for diluted earnings per common share-adjusted weighted average shares (in shares)									62.9	69.1	72.8
Basic earnings per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.46	$ 0.88	$ 0.86	$ 0.93	$ 0.78	$ 0.70	$ 1.74	$ 3.27	$ 2.23
Diluted earnings per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.45	$ 0.86	$ 0.84	$ 0.90	$ 0.76	$ 0.68	$ 1.70	$ 3.18	$ 2.16
Shares excluded from diluted earnings per common share computation as anti-dilutive (in shares)									0.2	6.0	30.0